Annual Fund Operating Expenses (dei_DocumentInformationDocumentAxis, (Oppenheimer Principal Protected Main Street Fund III))	0 Months Ended
	Dec. 29, 2011
Class A
Operating Expenses:
Management Fees	0.50%
Distribution and/or Service (12b-1) Fees	0.24%
Other Expenses	0.39%
Acquired Fund Fees and Expenses	0.55%
Total Annual Fund Operating Expenses	1.68%
Fee Waiver and Expense Reimbursement	(0.55%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	1.13%
Class B
Operating Expenses:
Management Fees	0.50%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.51%
Acquired Fund Fees and Expenses	0.55%
Total Annual Fund Operating Expenses	2.56%
Fee Waiver and Expense Reimbursement	(0.55%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	2.01%
Class C
Operating Expenses:
Management Fees	0.50%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.39%
Acquired Fund Fees and Expenses	0.55%
Total Annual Fund Operating Expenses	2.44%
Fee Waiver and Expense Reimbursement	(0.55%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	1.89%
Class N
Operating Expenses:
Management Fees	0.50%
Distribution and/or Service (12b-1) Fees	0.50%
Other Expenses	0.31%
Acquired Fund Fees and Expenses	0.55%
Total Annual Fund Operating Expenses	1.86%
Fee Waiver and Expense Reimbursement	(0.55%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	1.31%

[1]	Under the terms of the Investment Advisory Agreement, the Manager has agreed, for the duration of the Agreement, to reimburse the Fund for expenses equal to the Underlying Fund's expenses, other than Extraordinary Expenses, paid by the Fund as a shareholder in the Underlying Fund. This undertaking may not be amended or withdrawn until one year from the date of this Prospectus.